Purchase of Oil Properties: Schedule of Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Purchase Price Allocation
Issuance of 21,780,935 common shares at $0.22 per share	$4,791,806
Promissory notes to vendors ($3,000,000, non-interest bearing)	2,770,084
Stamp duty taxes and other fees	240,126
$7,802,016